UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calender Year or Quarter End: March 31, 2009

Check here if Amendment    { }; Amendment Number:
This Amendment (Check only one): { } is a restatement
             { } adds new holding entries

Institutional Investment Manager Filing this Report

Name:     Admiral Capital Management, LLC
Address:  41 West Putnam Ave Suite 300
Greenwich, CT 06830

13F File Number: 28-12669

The institutional investment manager
filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin Crouchley
Title:    Principal/ Chief Operating Officer
Phone:    203-422-7290
Signature, Place, and Date of Signing:

Kevin Crouchley,Greenwich,CT 06830 April 22, 2009

Report Type ( Check only one):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934
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FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 30

FORM 13F INFORMATION TABLE VALUE TOTAL: $174,842,451.

LIST OF OTHER MANAGERS REPORTING FOR THIS REPORT: NONE
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				FORM 13F INFORMATION TABLE

NAME OF ISSUER			TITLE OF					SH/PRN				VOTING
														AUTHORITY
   				CLASS		CUSIP		VALUE 	 	AMOUNT		S/P	P/C	SOLE
ARRIS GROUP INC                NOTE 2.00% 11/26 04269QAC4       4495650.         5892           S                None
ALLIANT TECHSYSTEMS INC        NOTE 2.75% 2/24  018804AH7       7052500.         7000           S                None
APOGENT TECHNOLOGIES INC       NOTE 0.07% 12/33 03760AAK7      17809320.        14000           S                None
BEST BUY                       NOTE 2.25% 1/22  086516AF8       4912500.         5000           S                None
BLACKROCK INC                  NOTE 2.625%2/35  09247XAB7       9651250.         7000           S                None
CAMERON INTL                   COM              13342B105        256581.        11700           S               11700
CEPHALON INC                   NOTE 0.0%  6/33  156708AL3       6218750.         5000           S                None
CHESAPEAKE ENERGY              NOTE 2.5%  5/37  165167BZ9       3287500.         5000           S                None
CUBIST PHARMACEUTICALS         NOTE 2.25% 6/13  229678AC1       4777500.         6000           S                None
DOMINION RESOURCES INC         NOTE 2.125%12/23 25746UAT6       2110000.         2000           S                None
EARTHLINK INC                  NOTE 3.25% 11/26 270321AA0       4756250.         5000           S                None
FREEPORT MCMORAN COPPER        COM              35671D857       3640000.         4000           S                4000
GILEAD SCIENCES                NOTE 0.05% 5/11  375558AG8      15718750.        12500           S                None
INFORMATICA CORP               NOTE 3.00% 3/26  45666QAB8       7312325.         7500           S                None
MICRON TECHNOLOGY              NOTE 1.875%6/14  595112AH6       1137500.         2500           S                None
MAXTOR CORP                    NOTE 6.8%  4/10  577729AC0       2601000.         2720           S                None
NASH FINCH CO                  NOTE 1.63% 3/35  631158AD4       2423750.         7000           S                None
OSI PHARMACEUTICALS            NOTE 3.00% 1/38  671040AH6       4437500.         5000           S                None
PROSHARES TR                   COM              74347R297        218200.         5000           S                5000
QWEST COMMUNICATIONS           NOTE 3.50% 11/25 749121BY4      11070000.        12000           S                None
SESI LLC                       NOTE 1.50% 12/26 78412FAH7       2152500.         3000           S                None
ST MARY LAND & EXPLORATION     NOTE 3.5%  4/27  792228AD0       2126250.         3000           S                None
SCHEIN HENRY INC               NOTE 3.00% 8/34  806407AB8       5300000.         5000           S                None
SEACOR HOLDINGS                NOTE 2.875%12/24 811904AJ0      11921875.        12500           S                None
SYBASE INC                     NOTE 1.75% 2/25  871130AB6      12675000.        10000           S                None
TIME WARNER TELECOM INC        NOTE 2.375%4/26  887319AC5       7437500.        10000           S                None
TRANSOCEAN INC                 NOTE 1.625%12/37 893830AU3       4593750.         5000           S                None
TEVA PHARMACEUTICALS           NOTE 0.25% 2/24  88164RAB3       6550000.         5000           S                None
WATSON PHARMACEUTICALS         NOTE 1.75% 3/23  942683AC7       3855000.         4000           S                None
WESTCO INTL INC                NOTE 2.625%10/25 95082PAE5       4343750.         5000           S                None



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